Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Bitcoins $ / shares	Oct. 20, 2025 $ / shares	Sep. 11, 2025 $ / shares	Dec. 31, 2024 $ / shares
Fair Value Measurement [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 1	$ 0.0001
Number of bitcoins (in Bitcoins) | Bitcoins	16.51
Digital Asset [Member]
Fair Value Measurement [Line Items]
Number of bitcoins (in Bitcoins) | Bitcoins	16.51
Aggregate cost	$ 2,000,000
Unrealized loss	1,400,000
Operations and comprehensive loss	600,000
Convertible Notes Payable [Member]
Fair Value Measurement [Line Items]
Conversion value	$ 0
Common Stock [Member]
Fair Value Measurement [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 862.5